STOCK-BASED COMPENSATION (Summary Of Employee Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total employee stock-based compensation expense	$ 10,393	$ 9,051	$ 26,805
Total tax benefit related to employee stock-based compensation expense	4,018	3,532	10,468
Net effect on net income	6,375	5,519	16,337
Selling, general and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total employee stock-based compensation expense	9,948	8,646	26,310
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total employee stock-based compensation expense	355	335	404
Cost of goods sold
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total employee stock-based compensation expense	$ 90	$ 70	$ 91